Taxation - Summary of The significant components of the net deferred tax assets (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred Tax Assets, Net [Abstract]
Net operating loss carried forward	¥ 2,788,726	¥ 1,916,057
Accrued expenses	111,329	57,287
Lease liabilities	2,773	11,779
Excess advertising expense	18,656	0
Total deferred tax assets	2,921,484	1,985,123
Less: valuation allowance	2,918,353	1,969,757	¥ 4,655,627
Total deferred tax assets, net of valuation allowance	3,131	15,366
Net off against deferred tax liabilities	3,131	15,366
Net deferred tax assets	0	0
Deferred tax liabilities:
Right-of-use assets	(3,131)	(15,366)
Total deferred tax liabilities	(3,131)	(15,366)
Net off against deferred tax assets	3,131	15,366
Net deferred tax liabilities	¥ 0	¥ 0